Other Financial Assets - Summary of Other Financial Assets (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of other financial assets [line items]
Other Financial Assets	$ 9,047,932	$ 10,339,256	$ 6,719,581
Debtors from spot sales of foreign currency pending settlement [member]
Disclosure of other financial assets [line items]
Other Financial Assets	1,947,184	3,550,645	5,918
Debtors from spot sales of government securities pending settlement [member]
Disclosure of other financial assets [line items]
Other Financial Assets	1,607,601	1,355,413	1,312,067
Sundry debtors [member]
Disclosure of other financial assets [line items]
Other Financial Assets	810,757	441,191	447,246
Mutual funds [member]
Disclosure of other financial assets [line items]
Other Financial Assets	4,264,431	4,516,228	4,544,877
Others [member]
Disclosure of other financial assets [line items]
Other Financial Assets	$ 417,959	$ 475,779	$ 409,473